Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	May 14, 2018	Mar. 30, 2018	Jun. 30, 2018	Feb. 09, 2018	Jan. 05, 2018
Accounting Policies [Abstract]
Common Stock Issued	68,970,595	376,279,238
Shares issued for Conversions	4,000,000	196,469,179
Shares issued for director and employee compensation		10,597,405
Shares issued for Cash	62,848,940	67,162,498
Shares issued for Options		29,096,402
Shares issued for Services	2,121,655	5,821,256	19,418,710
Proceeds		$ 1,293,600
Convertible Notes Issued Amount		300,000
Amended Notes Aggregate		$ 500,000
Conversion Feature		0.50%
Holder Converted of Notes		$ 308,727
Prommisory Note with GHS					$ 300,000
Amended two secured notes					$ 250,000
Registered Shares on S-1/A				250,000,000
Shares sold to GHS				$ 94,826,433